HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Reclassification of foreign currency translation reserve	$ 454	$ 0	$ 454	$ 0
Impairment loss recognised in profit or loss	$ 1	$ 1	3	$ 2
Assets and liabilities classified as held for sale | Kyrgyzstan
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Reclassification of foreign currency translation reserve			99
Impairment loss recognised in profit or loss			$ 0